Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest income	₩ 576,782	₩ 502,147	₩ 247,005
Dividend income	76,947	50,146	39,383
Gain on foreign currency transactions	1,419,887	1,660,713	2,284,126
Gain on foreign currency translations	1,187,507	292,581	703,627
Gain on derivatives transactions	437,999	333,197	840,265
Gain on valuations of derivatives	898,586	201,133	262,723
Gain on disposals of financial assets at fair value through profit of loss	164,556	203,795	256,016
Gain on valuations of financial assets at fair value through profit or loss	201,059	572,154	98,359
Gain on valuations of financial liabilities at fair value through profit or loss	239,120	0	85,790
Others	9,152	14,880	16,717
Finance income	5,211,595	3,830,746	4,834,011
Finance costs
Interest expenses	(1,051,511)	(1,001,290)	(607,458)
Loss on foreign currency transactions	(1,448,214)	(1,595,430)	(2,505,862)
Loss on foreign currency translations	(1,900,405)	(705,866)	(969,215)
Loss on derivatives transactions	(317,913)	(320,374)	(690,471)
Loss on valuations of derivatives	(108,625)	(77,459)	(193,127)
Loss on disposals of trade accounts and notes receivable	(82,615)	(84,649)	(64,244)
Loss on disposals of financial assets at fair value through profit or loss	(27,857)	(13,264)	(18,245)
Loss on valuations of financial assets at fair value through profit or loss	(80,515)	(51,270)	(698,136)
Loss on valuations of financial liabilities at fair value through profit or loss	0	(305,562)	0
Others	(63,080)	(47,832)	(57,708)
Finance costs	₩ (5,080,735)	₩ (4,202,996)	₩ (5,804,466)